ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Trade payables	866	923
Fair value of derivative contracts (Note 23)	357	283
Dividends payable	338	320
Deferred Income Tax Liabilities (Note 16)	26	0
Regulatory Liabilities (Note 9)	7	100
Liabilities related to assets held for sale (Note 6)	5	0
Other	556	718
Accounts payable and other	2,155	2,344